THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Flexible Premium Variable Life Account M
Lincoln Life Flexible Premium Variable Life Account R
Lincoln Life Flexible Premium Variable Life Account S
Lincoln Life Flexible Premium Variable Life Account JF-A
Lincoln Life Flexible Premium Variable Life Account G

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln Life & Annuity Flexible Premium Variable Life Account M
LLANY Separate Account S for Flexible Premium Variable Life Insurance

Supplement dated September 4, 2024 to the Prospectus

This supplement discusses a change to your prospectus. All other provisions in your prospectus, as supplemented, remain unchanged.

Distribution of the Policies and Compensation - As of May 6, 2024, Lincoln Financial Group and Osaic, Inc. entered into an agreement whereby Osaic acquired Lincoln Financial Advisors Corporation and Lincoln Financial Securities Corporation (collectively “LFN”). All references to LFN in your prospectus may be disregarded.

Please retain this supplement for future reference.